Short-Term Bank Loans, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Interest expenses on short-term bank loans	$ 715,535	$ 425,139
Changhe Financing Guarantee Co Ltd. [Member]
Short-term Debt [Line Items]
Interest expenses on loans	417,550	347,668
Feng Hui and related parties [Member]
Short-term Debt [Line Items]
Interest expenses on short-term bank loans	580,843	145,400
Financing expenses amortized short-term bank loan		$ 134,692
Zhengxin Financing Guarantee Co Ltd [Member]
Short-term Debt [Line Items]
Interest expenses on loans	$ 163,292